Advance to Vendors (Details) - Schedule of Advance to Vendors - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Advance to Vendors [Abstract]
Prepayments for virtual technology services	$ 277,952	$ 567,736
Prepayments for digital marketing		400,042
Prepayments for digital assets development	3,723,351	2,375,516
Subtotal	4,001,303	3,343,294
Less: allowance for doubtful accounts	(386,542)
Total	3,614,761	3,343,294
Less: advance to vendors - noncurrent	1,020,874	1,800,000
Advance to vendors – current	$ 2,593,887	$ 1,543,294